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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment |_|; Amendment Number: ____

     This Amendment (Check only one.): |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hambrecht & Quist Capital Management LLC
Address: 2 Liberty Square, 9th floor
         Boston, MA 02109

Form 13F File Number: 28-_____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Laura Woodward
Title: Chief Compliance Officer
Phone: 617-772-8500

Signature, Place, and Date of Signing:


/s/ Laura Woodward                    Boston, MA    11/13/09
---------------------------------   -------------   -------
[Signature]                         [City, State]    [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

FORM 13F FILE NUMBER    NAME

28-_________________   _____________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         67

Form 13F Information Table Value Total:    495,965
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NO.   FORM 13F FILE NUMBER   NAME

___   28-_________________   _____________________

[Repeat as necessary.]

                                    FORM 13F
Name of Reporting Manager: HAMBRECHT & QUIST CAPITAL MANAGEMENT LLC (SEC USE
                                                                     ONLY)

Page 1 of 1

Column 1                        Column 2  Column 3  Column 4      Column 5               Column 6          Column 7     Column 8
------------------------------- -------- --------- --------- ------------------ -------------------------- -------- ----------------
                                                                                                                    Voting Authority
                                                                                  Investment Discretion                (Shares)
                                                                                --------------------------          ----------------
                                                               Shares                 (b) Shared-    (c)
                                 Title                Value      or     SH/ PUT/ (a)  As Defined   Shared-  Other   (a)   (b)   (c)
Name of Issuer                  of Class    CUSIP   (x$1000)   Prn Amt  PRN CALL Sole  in instr. V  other  Managers Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories             Common    002824100    3,272     66,145 SH       Sole                       NA      Sole
Acorda Therapeutics Inc.        Common    00484M106    7,423    318,875 SH       Sole                       NA      Sole
Aetna Inc.                      Common    00817Y108    7,760    278,831 SH       Sole                       NA      Sole
Affymax Inc.                    Common    00826A109    3,229    135,182 SH       Sole                       NA      Sole
Akorn, Inc.                     Common    009728106    2,939  2,145,147 SH       Sole                       NA      Sole
Alexion Pharmaceuticals, Inc.   Common    015351AF6      891     20,000 SH       Sole                       NA      Sole
Align Technology, Inc.          Common    016255101    9,603    675,332 SH       Sole                       NA      Sole
Alkermes, Inc.                  Common    01642T108    1,907    207,552 SH       Sole                       NA      Sole
Alnylam Pharmaceuticals, Inc.   Common    02043Q107    3,754    165,506 SH       Sole                       NA      Sole
AMAG Pharmaceuticals, Inc.      Common    00163U106    2,446     56,000 SH       Sole                       NA      Sole
Amgen, Inc.                     Common    031162100   23,610    392,000 SH       Sole                       NA      Sole
Amylin Pharmaceuticals, Inc.    Common    032346108    4,770    348,459 SH       Sole                       NA      Sole
Athersys, Inc.                  Common    04744L106      976    800,000 SH       Sole                       NA      Sole
Becton, Dickinson and Company   Common    075887109    8,398    120,400 SH       Sole                       NA      Sole
Biogen Idec Inc.                Common    09062X103   21,021    416,100 SH       Sole                       NA      Sole
BioMarin Pharmaceutical Inc.    Common    09061G101    2,368    131,000 SH       Sole                       NA      Sole
CardioNet, Inc.                 Common    14159L103    2,317    344,780 SH       Sole                       NA      Sole
Celgene Corporation             Common    151020104   29,582    529,200 SH       Sole                       NA      Sole
Cephalon, Inc.                  Common    156708109   12,720    218,403 SH       Sole                       NA      Sole
Charles River Laboratories
  International, Inc.           Common    159864107    3,654     98,823 SH       Sole                       NA      Sole
Clinical Data, Inc.             Common    18725U109      318     19,068 SH       Sole                       NA      Sole
Cornerstone Therapeutics, Inc.  Common    21924P103    1,141    174,224 SH       Sole                       NA      Sole
Cubist Pharmaceuticals, Inc.    Common    229678107    7,365    364,602 SH       Sole                       NA      Sole
CVS Caremark Corporation        Common    126650100   10,418    291,500 SH       Sole                       NA      Sole
deCODE Genetics, Inc.           Note      243586AB0      103    700,000 SH       Sole                       NA      Sole
Dendreon Corporation            Common    24823Q107    1,435     51,257 SH       Sole                       NA      Sole
DURECT Corporation              Common    266605104    2,664    997,671 SH       Sole                       NA      Sole
Forest Laboratories, Inc.       Common    345838106   12,272    416,832 SH       Sole                       NA      Sole
Gen-Probe Inc.                  Common    36866T103    3,849     92,881 SH       Sole                       NA      Sole
Genzyme Corporation             Common    372917104   16,602    292,648 SH       Sole                       NA      Sole
Gilead Sciences, Inc.           Common    375558103   13,275    285,000 SH       Sole                       NA      Sole
Hologic, Inc.                   Common    436440101   11,695    715,740 SH       Sole                       NA      Sole
IDEXX Laboratories, Inc.        Common    45168D104   11,888    237,752 SH       Sole                       NA      Sole
Illumina, Inc.                  Common    452327109   15,752    370,636 SH       Sole                       NA      Sole
Impax Laboratories, Inc.        Common    45256B101    5,145    588,637 SH       Sole                       NA      Sole
Intuitive Surgical, Inc.        Common    46120E602    7,044     26,860 SH       Sole                       NA      Sole
Inverness Medical Innovations,
  Inc.                          Common    46126P106   13,881    358,400 SH       Sole                       NA      Sole
Isis Pharmaceuticals, Inc.      Common    464330109    2,229    153,000 SH       Sole                       NA      Sole
Johnson & Johnson               Common    478160104    4,095     67,255 SH       Sole                       NA      Sole
Laboratory Corp. of America
  Holdings                      Common    50540R409   11,517    175,299 SH       Sole                       NA      Sole
Life Technologies Corporation   Common    53217V109   12,437    267,175 SH       Sole                       NA      Sole
Martek Biosciences Corporation  Common    572901106    5,278    233,651 SH       Sole                       NA      Sole
Masimo Corporation              Common    574795100    2,442     93,220 SH       Sole                       NA      Sole
Medco Health Solutions, Inc.    Common    58405U102    4,733     85,564 SH       Sole                       NA      Sole
Medicines Company               Common    584688105    1,463    132,850 SH       Sole                       NA      Sole
Mylan Inc.                      Common    628530107    5,268    329,050 SH       Sole                       NA      Sole
Myriad Genetics, Inc.           Common    62855J104    7,970    290,865 SH       Sole                       NA      Sole
Onyx Pharmaceuticals, Inc.      Common    683399109    5,527    184,402 SH       Sole                       NA      Sole
OSI Pharmaceuticals, Inc.       Common    671040103    4,158    117,800 SH       Sole                       NA      Sole
Penwest Pharmaceuticals Co.     Common    709754105    2,013    963,239 SH       Sole                       NA      Sole
PerkinElmer, Inc.               Common    714046109    8,244    428,491 SH       Sole                       NA      Sole
Perrigo Company                 Common    714290103   12,137    357,088 SH       Sole                       NA      Sole
Pfizer                          Common    717081103    4,305    260,127 SH       Sole                       NA      Sole
Pharmaceutical Product
  Development, Inc.             Common    717124101    7,349    334,940 SH       Sole                       NA      Sole
Regeneron Pharmaceuticals,
  Inc.                          Common    75886F107    2,874    148,886 SH       Sole                       NA      Sole
Sequenom, Inc.                  Common    817337405    3,306  1,023,639 SH       Sole                       NA      Sole
Shire plc                       Sponsored
                                 ADR      82481R106    3,624     69,300 SH       Sole                       NA      Sole
Stryker Corporation             Common    863667101   10,450    230,023 SH       Sole                       NA      Sole
Teva Pharmaceutical
  Industries, Ltd.              ADR       881624209   26,658    527,263 SH       Sole                       NA      Sole
United Therapeutics
  Corporation                   Common    91307C102   12,201    249,055 SH       Sole                       NA      Sole
VCA Antech Inc.                 Common    918194101    3,934    146,300 SH       Sole                       NA      Sole
Vertex Pharmaceuticals Inc.     Common    92532F100   10,284    271,347 SH       Sole                       NA      Sole
Warner Chilcott plc             Shares A  G94368100   10,860    502,301 SH       Sole                       NA      Sole
WellPoint, Inc.                 Common    94973V107    7,566    159,749 SH       Sole                       NA      Sole
Wyeth                           Common    983024100    6,216    127,956 SH       Sole                       NA      Sole
Xenoport, Inc.                  Common    98411C100    6,794    320,001 SH       Sole                       NA      Sole
Zix Corp.                       Common    98974P100    2,546  1,157,112 SH       Sole                       NA      Sole

COLUMN TOTALS                                       $495,965